NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT BNY Mellon Dynamic U.S. Equity Income	Bond Fund)
Fund	NVIT Loomis Short Term Bond Fund
NVIT Bond Index Fund	NVIT Loomis Short Term High Yield Fund
NVIT Calvert Equity Fund	(formerly, NVIT Federated High Income Bond Fund)
NVIT DoubleLine Total Return Tactical Fund	NVIT Mid Cap Index Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Multi-Manager Small Cap Value Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Money Market Fund	NVIT Putnam International Value Fund (formerly,
NVIT International Equity Fund	NVIT Columbia Overseas Value Fund)
NVIT International Index Fund	NVIT Real Estate Fund
NVIT Invesco Small Cap Growth Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Innovators Fund	NVIT Victory Mid Cap Value Fund
NVIT J.P. Morgan Large Cap Growth Fund

Supplement dated June 11, 2025

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT AQR Large Cap Defensive Style Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on June 10, 2025, the Board approved the termination of AQR Capital Management, LLC (“AQR”) as the subadviser to the NVIT AQR Large Cap Defensive Style Fund (the “Fund”) and the appointment of J.P. Morgan Investment Management Inc. (“JPMIM”) as the Fund’s new subadviser, effective on or about September 22, 2025 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT J.P. Morgan Equity and Options Total Return Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to, and information regarding, AQR, are hereby deleted in their entirety.

c.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 74 of the SAI:

Fund	Subadviser
NVIT J.P. Morgan Equity and Options Total Return Fund	J.P. Morgan Investment Management Inc.

d.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of March 31, 2025)
J.P. Morgan Investment Management Inc.
Hamilton Reiner	NVIT J.P. Morgan Equity and Options Total Return Fund	None
Eric Moreau	NVIT J.P. Morgan Equity and Options Total Return Fund	None
Matthew Bensen, CFA	NVIT J.P. Morgan Equity and Options Total Return Fund	None
Judy Jansen	NVIT J.P. Morgan Equity and Options Total Return Fund	None

e.	The following replaces the information relating to JPMIM under subsection “Description of Compensation Structure” under the heading “Appendix C – Portfolio Managers”:

J.P. Morgan Investment Management Inc. (“JP Morgan” – (“JPMIM”)

JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fundtracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:

•

Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one, three, five and ten year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;

•	The scale and complexity of their investment responsibilities;
•	Individual contribution relative to the client’s risk and return objectives; and
•	Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
•

Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision-making.

In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.

For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.).

In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	Reducing or altogether eliminating annual incentive compensation;
•	Canceling unvested awards (in full or in part);
•	Clawback/recovery of previously paid compensation (cash and / or equity);
•	Demotion, negative performance rating or other appropriate employment actions; and
•	Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:

Name of Fund	Benchmark
NVIT J.P. Morgan U.S. Equity Fund	S&P 500 Gross Return in USD
NVIT J.P. Morgan Digital Evolution Strategy Fund	S&P North American Technology Sector Index Gross Return in USD
NVIT J.P. Morgan Innovators Fund	Russell 1000 Growth Return in USD
NVIT J.P. Morgan Large Cap Growth Fund	Russell 1000 Growth Return in USD
NVIT J.P. Morgan US Technology Leaders Fund	Russell 1000 EW Technology Gross Return in USD
NVIT J.P. Morgan Equity and Options Total Return Fund	S&P 500 Total Return in USD

f.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of March 31, 2025)
J.P. Morgan Investment Management Inc.
Hamilton Reiner	Mutual Funds: 12 accounts, $101.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 12 accounts, $3.3 billion total assets (0 accounts, 0 total assets for which the advisory fee is based on performance)

Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Eric Moreau	Mutual Funds: 7 accounts, $23 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 4 accounts, $1.3 billion total assets 0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Matthew Bensen, CFA	Mutual Funds: 10 accounts, $100.4 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 12 accounts, $3.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Judy Jansen	Mutual Funds: 10 accounts, $100.4 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 12 accounts, $3.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about JPMIM.

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